Debt and Banking Arrangements - Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt, interest expense	$ 120	$ 97
5.250% Senior Notes due 2017
Debt Instrument [Line Items]
Debt instrument stated interest rate	5.25%	5.25%
Debt Instrument Maturity Year	2017	2017
7.500% Senior Notes due 2020
Debt Instrument [Line Items]
Debt instrument stated interest rate	7.50%
Debt Instrument Maturity Year	2020
6.000% Senior Notes due 2022
Debt Instrument [Line Items]
Debt instrument stated interest rate	6.00%	6.00%
Debt Instrument Maturity Year	2022	2022
8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Debt instrument stated interest rate	8.25%
Debt Instrument Maturity Year	2023
5.250 % Senior Notes due 2024
Debt Instrument [Line Items]
Debt instrument stated interest rate	5.25%	5.25%
Debt Instrument Maturity Year	2024	2024